Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended
	Aug. 31, 2025	Aug. 19, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
SMART Earnings Growth 30 ETF
Account Value [Line Items]
Accumulated Value	$ 10,321	$ 10,000	$ 11,773	$ 13,039	$ 12,090	$ 12,505
SMART Trend 25 ETF
Account Value [Line Items]
Accumulated Value	10,208	10,000	10,966	10,977	10,848	11,019
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,080	$ 10,000	$ 10,448	$ 10,693	$ 10,719	$ 10,726